UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:                     811-22534

Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

7100 E Belleview Ave, Suite 306
Greenwood Village, CO 80111-1632
(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

7100 E Belleview Ave, Suite 306

Greenwood Village, CO 80111-1632
(Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant’s telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2012

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is commited to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of Personal Information. The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2012 (Unaudited)

Shares		Value

Preferred Stock - 50.3%
	Diversified - 3.1%
7,900	Vornado Realty Trust, REIT, Series K, 5.70%	$197,895

	Hotels - 2.4%
3,100	Ashford Hospitality Trust Inc., REIT, Series D, 8.45%	78,554
3,100	Sunstone Hotel Investors Inc., REIT, Series D, 8.00%	79,887

		158,441

	Office Property - 19.5%
10,600	BioMed Realty Trust Inc., REIT, Series A, 7.38%	267,968
9,600	Brandywine Realty Trust, REIT, Series E, 6.90%	252,288
2,000	CommonWealth, REIT, Series E, 7.25%	52,120
8,000	Corporate Office Properties Trust, REIT, Series L, 7.38%	206,160
2,000	Corporate Office Properties Trust, REIT, Series J, 7.63%	51,000
2,000	Hudson Pacific Properties Inc., REIT, Series B, 8.38%	53,610
10,100	Parkway Properties Inc., REIT, Series D, 8.00%	253,005
5,105	SL Green Realty Corp., REIT, Series C, 7.63%	127,829

		1,263,980

	Regional Malls - 4.8%
4,100	CBL & Associates Properties Inc., REIT, Series D, 7.38%	103,812
8,300	Glimcher Realty Trust, REIT, Series G, 8.13%	208,662

		312,474

	Residential - 4.0%
10,000	Equity Lifestyle Properties, Inc., REIT, Series C, 6.75%	257,300

	Shopping Centers - 4.9%
9,000	Inland Real Estate Corp., REIT, Series A, 8.13%	238,230
3,000	Kite Realty Group Trust, REIT, Series A, 8.25%	77,820

		316,050

	Storage - 3.7%
9,000	CubeSmart, REIT, Series A, 7.75%	242,640

	Warehouse/Industrial - 7.9%
9,000	STAG Industrial Inc., REIT, Series A, 9.00%	245,430
10,200	Terreno Realty Corp., REIT, Series A, 7.75%	266,322

		511,752

	Total Preferred Stock	3,260,532

	(Cost $3,241,942)

Par

Corporate Debt - 45.9%

	Diversified - 1.2%
	Colonial Realty LP,
$75,000	6.25%, 6/15/2014	$80,476

	Health Care - 6.0%
	Healthcare Realty Trust Inc., REIT,
90,000	5.13%, 4/1/2014	94,714
190,000	6.50%, 1/17/2017	216,744
	Senior Housing Properties Trust, REIT,
75,000	4.30%, 1/15/2016	77,343

		388,801

Par		Value

	Hotels - 3.4%
	Hospitality Properties Trust, REIT,
$200,000	6.30%, 6/15/2016	$218,150

	Office Property - 25.7%
	Brandywine Operating Partnership LP, REIT,
165,000	6.00%, 4/1/2016	181,093
	CommonWealth, REIT,
100,000	5.75%, 2/15/2014	102,709
175,000	6.40%, 2/15/2015	187,108
42,000	5.75%, 11/1/2015	44,754
150,000	6.25%, 8/15/2016	164,099
	Corporate Office Properties LP, REIT, 144a,
254,000	4.25%, 4/15/2030	256,858
	Mack-Cali Realty LP, REIT,
100,000	5.80%, 1/15/2016	109,320
	Reckson Operating Partnership LP, REIT,
573,000	6.00%, 3/31/2016	624,912

		1,670,853

	Shopping Centers - 6.4%
	DDR Corp., REIT,
155,000	5.50%, 5/1/2015	167,816
125,000	9.63%, 3/15/2016	155,751
75,000	7.50%, 4/1/2017	89,835

		413,402

	Warehouse/Industrial - 3.2%
	First Industrial LP,
197,000	6.42%, 6/1/2014	205,657

	Total Corporate Debt	2,977,339

	(Cost $2,936,659)
Shares

Short-Term Investments - 1.8%
116,880	Goldman Sachs Financial Square Funds - Prime Obligations Fund	116,880

	Total Short-Term Investments	116,880

	(Cost $116,880)
	Total Investments - 98.0%	6,354,751

	(Cost $6,295,481)

	Other Assets
	Net of Liabilities - 2.0%	130,811

	Net Assets — 100.0%	$6,485,562

Portfolio Abbreviation: 144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, this security was valued at $256,858 or 4.0% of net assets. This security was deemed liquid pursuant to procedures approved by the Board of Trustees.

REIT - Real Estate Investment Trust

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2012 (Unaudited) (continued)

Industry	% of Net Assets

Office Property	45.2%
Shopping Centers	11.3%
Warehouse/Industrial	11.1%
Health Care	6.0%
Hotels	5.8%
Regional Malls	4.8%
Diversified	4.3%
Residential	4.0%
Storage	3.7%
Short-Term Investments Total	1.8%
Other Assets/Liabilities (Net)	2.0%
Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2012 (Unaudited)

ASSETS:
Investments:
Investment in securities at cost	$6,295,481
Net unrealized appreciation	59,270

Total investment in securities at value	$6,354,751

Receivables for:
Dividends and interest	97,789
Fund shares sold	10,000
From Adviser	125,310
Deferred offering cost (Note 2)	214,866

Total Assets	6,802,716

LIABILITIES:
Payables for:
Administrative fee	10,749
Audit fee	28,185
Distribution fee	764
Director’s fee	118,612
Offering cost (Note 2)	58,580
Transfer Agent fee	72,988
Accrued expenses and other liabilities	27,276

Total Liabilities	317,154

NET ASSETS	$6,485,562

NET ASSETS consist of:
Paid-in capital	6,354,980
Undistributed net investment income	70,572
Accumulated net realized gain on investments	740
Net unrealized appreciation on investments	59,270

TOTAL NET ASSETS	$6,485,562

Class F-Shares
Net Assets	$1,847,354
Shares of beneficial interest outstanding (unlimited authorization)	72,351

Net asset value price per share
(Net Assets/Shares Outstanding)*	$25.53

Class I-Shares
Net Assets	$4,638,208
Shares of beneficial interest outstanding (unlimited authorization)	181,407

Net asset value and redemption price per share
(Net Assets/Shares Outstanding)	$25.57

* Redemption price per share is subject to an early withdrawl charge if redeemed within one year of purchase.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2012 (Unaudited)

Investment Income:
Dividends income	$57,068
Interest income	16,022

Total Investment Income	73,090

Expenses:
Adviser fees (Note 3)	7,924
Administrative fees (Note 3)	64,499
Distribution fees (Note 3)	2,579
Director’s fees (Note 3)	80,288
Transfer agent fees	96,015
Custodian fees	12,814
Registration fees	21,037
Audit fees	26,732
Legal fees	150,540
Printing fees	34,165
Amortization of offering costs (Note 2)	438,559
Insurance fees	22,890
Other expenses	9,789

Total expenses	967,831

Fees waived or reimbursed by Adviser (Note 3)	(965,252)

Net expenses	2,579

Net investment income	70,511

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	740
Net change in unrealized appreciation on investments	59,270

Net Realized and Unrealized gain on Investments	60,010

Net increase in Net Assets Resulting from Operations	$130,521

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended September 30, 2012 (Unaudited)	Period Ended March 31, 2012*
Increase in Net Assets:

From Operations:
Net investment income	$70,511	$61
Net realized gain on investment securities	740	—
Net change in unrealized appreciation on investment	59,270	—

Net increase in net assets resulting from operations	130,521	61

Capital Share Transactions:
Class F-Shares
Proceeds from Shares sold	1,335,924	375,100

Class I-Shares
Proceeds from Shares sold	4,543,956	—

Net increase in net assets resulting from capital share transactions	5,879,880	375,100

Total increase in net assets	6,010,401	375,161

Net Assets:
Beginning of period	475,161	100,000	**

End of period	$6,485,562	$475,161

Undistributed net investment income	$70,572	$61

Share Transactions:
Class F-Shares
Shares sold	53,347	15,004

Class I-Shares
Shares sold	181,407	—

Net increase in shares of beneficial interest outstanding	234,754	15,004

*	The Fund commenced operations on December 9, 2011.

**	Represents initial seed capital invested by Versus Capital Advisors, LLC.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class F-Shares

	Six Months Ended September 30, 2012 (Unaudited)		Period Ended March 31, 2012*

Net Asset Value, Beginning of Period	$25.00		$25.00
Income from Investment Operations:
Net investment income	0.37		—	(a)
Net realized and unrealized gain	0.16		—

Total from investment operations	0.53		—

Net Asset Value, End of Period	$25.53		$25.00

Total return based on net asset value	2.12	%(b)	0.00%

Ratios and Supplemental Data
Net Assets at end of period (000’s)	$1,847		$475
Ratios of gross expenses to average net assets	71.00	%(c)	703.30	%(c)
Ratios of net expenses to average net assets	0.45	%(c)	0.00	%(c)
Ratios of net investment income to average net assets	4.72	%(c)	0.10	%(c)
Portfolio turnover rate	5.34	%(b)	0.00	%(b)

*	The Fund began issuing Class F-Shares on December 9, 2011.

(a)	Less than $0.005 per share
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class I-Shares

	Period Ended September 30, 2012 (Unaudited)*
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income	0.23
Net realized and unrealized gain	0.34

Total from investment operations	0.57

Net Asset Value, End of Period	$25.57

Total return based on net asset value	2.65	%(a)

Ratios and Supplemental Data
Net Assets at end of period (000’s)	$4,638
Ratios of gross expenses to average net assets	70.25	%(b)
Ratios of net expenses to average net assets	0.00	%(b)
Ratios of net investment income to average net assets	5.17	%(b)
Portfolio turnover rate	5.34	%(a)

*	The Fund began issuing Class I Shares on July 10, 2012.

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2012 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000. The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.

The F-Share Class (the “F-Shares”) is subject to an early withdrawal charge of 2.00% of the aggregate net asset value (“NAV”) of Class F-Shares repurchased during the fist year following an initial purchase.

On July 12, 2012, the Fund launched a new “I” share class (the “I-Shares”). The I-Shares are designed for institutional investors and registered investment advisors (RIAs) purchasing I-Shares on behalf of their clients where the RIAs have executed a letter of intent acknowledging their intent to aggregate atleast $1,000,000 in client I-Share purchases. The I-Shares offer the same benefits as the F Shares however, the I-Shares do not charge a distribution fee and do not carry an early withdraw charge.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in the Investment Funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2012 (Unaudited) (continued)

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical securities

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund’s policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended September 30, 2012, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Total Market Value at 09/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Preferred Stocks *	$3,260,532	$3,260,532	$—	$—
Corporate Debt *	2,977,339	—	2,977,339	—
Short-Term Investments	116,880	116,880	—	—

Total	$6,354,751	$3,377,412	$2,977,339	$—

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - Once the Fund’s initial distribution has been made, the Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the period ended September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2012. The Fund identifies its major tax jurisdiction as U.S. Federal.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2012 (Unaudited) (continued)

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (Fiscal Year 2012 for the Fund) indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. As of March 31, 2012, there were no reclassifications to the capital accounts.

For the fiscal period ended March 31, 2012, there was $61 of undistributed ordinary income and no accumulated long-term capital gains on a tax basis.

As of March 31, 2012, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal period from December 9, 2011 (inception) to March 31, 2012, the Fund did not incur any qualified late year losses.

As of September 30, 2012, the gross unrealized appreciation or depreciation on a tax basis was $59,270. The aggregate cost of securities for federal income tax purposes at September 30, 2012, was $6,295,481.

Offering Costs - Costs of $868,292 were incurred in connection with the offering of the Fund. The costs have been capitalized and are being amortized on a straight-line basis over the first twelve months based on the Effective Date of the Fund. Organization costs of $438,559 were amortized during the six months ended September 30, 2012.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund’s NAV, which will accrue daily based on the average daily net assets of the Fund and is paid quarterly.

The Adviser has agreed to reduce its Investment Management Fee to 0.50% for the one year period ending on July 15, 2013 with respect to the cumulative net asset value between $0 and $25 million of assets under management.

The Adviser has voluntarily entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a twelve-month term commencing on the Effective Date (the “Limitation Period”), which limits the amount of certain expenses borne by the Fund during the Limitation Period to an amount not to exceed 1.25% per annum of the Fund’s net assets (the “Expense Cap”). During the Limitation Period, in the event that certain expenses of the Fund exceed the Expense Cap, the Adviser will reimburse the Fund for any such expenses paid or borne by the Fund. For the six month ended September 30, 2012, investment advisory fees accrued were $7,924 and expenses reimbursable by the Adviser were $965,252.

The Adviser has incurred approximately $829,000 of startup costs and ongoing expenses on behalf of the Fund for which it has agreed not to seek reimbursement from the Fund. In addition, the attorneys were contracted by an affiliate of the Adviser and payment will be made directly by the Adviser. Accordingly, as of September 30, 2012, approximately $829,000 of accrued liabilities due to the Adviser and $452,000 due to attorneys were offset against the receivable from the Adviser.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund’s investment Sub-Adviser for the selection of Investment Managers. The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund’s assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund’s assets among the Investment Managers.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2012 (Unaudited) (continued)

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research & Management, Inc. (“Security Capital”); European Investors Incorporated (“EII”); and Forum Securities Limited (“Forum”). The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts for federal income tax purposes (“REITs”) or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund’s assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).

Foseside Funds Distributors LLC, (the “Distributor”), formerly known as BNY Mellon Distributors Inc., serves as the Fund’s statutory underwriter and facilitates the distribution of Shares. The Fund and the Distributor have engaged Advisors Asset Management Inc (the “Sub-Distributor”) to act as a sub-distributor of the Shares, subject to various conditions. For their services, the Fund pays to the Distributor and the Distributor pays to the Sub-Distributor a Distribution Fee that will accrue on the basis of the average daily NAV of the Fund’s shares, at an annual rate of 0.75%.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, the purchases or sales of investment securities, excluding than short-term investments and U.S. Government securities were $6,293,339 and $105,782, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has adopted a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. There were no repurchase tenders made during the second calendar quarter of 2012.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund’s outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder’s Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $10,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder’s tender of Shares, if such cancelation is determined by the Board to be in the best interest of the Fund.

A shareholder who tenders for repurchase such shareholder’s Shares during the first year following such shareholder’s initial capital contribution will be subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2012 (Unaudited) (continued)

NOTE 6. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s’ website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund’s Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 19340 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/5/12

By (Signature and Title)*	/s/ William R. Fuhs, Jr.
William R. Fuhs, Jr., Chief Financial Officer
(principal financial officer)

Date	12/5/12

* Print the name and title of each signing officer under his or her signature.